INVENTORIES	12 Months Ended
Sep. 30, 2019
INVENTORIES
INVENTORIES

5.          INVENTORIES

Inventories consist of the following:

September 30,
2019
Goods-in-process	$328,500

Raw Material	18,147

Total	$346,647

As of September 30, 2019, no reserve for obsolescence was considered necessary.